Staff costs (Tables)	12 Months Ended
Dec. 31, 2025
Staff costs
Summary of Staff costs

	Year ended December 31,
	2025	2024	2023

	(Euro, in thousands)
Wages and salaries	€(164,591)	€(98,863)	€(100,250)
Social security costs	(22,269)	(15,590)	(15,742)
Pension costs	(2,778)	(5,669)	(5,581)
Costs related to subscription right plans	(23,935)	(17,685)	(36,628)
Other personnel costs	(14,615)	(9,136)	(6,682)
Total personnel costs	€(228,188)	€(146,943)	€(164,883)

Summary of average number of FTE's

	Year ended December 31,
	2025	2024	2023
Members of the Executive Committee	4	4	4
Research and development	313	408	372
Commercial and medical affairs	26	26	13
Corporate and support	199	207	245
Total	542	645	634

Summary of number of employees

	2025	2024	2023
Number of employees on December 31	452	704	646
Total	452	704	646